Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Contract assets, retainage | $	$ 3,166	$ 3,012
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0	$ 0
Preferred stock, shares authorized	15,000,000	15,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0	$ 0
Common stock, shares authorized	340,000,000	340,000,000
Common stock, shares issued	230,836,624	167,751,112
Common stock, shares outstanding	230,836,624	167,751,112
Convertible Preferred Stock Series AMember
Preferred stock convertible conversion ratio	2	2
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Convertible Preferred Stock Series BMember
Preferred stock convertible conversion ratio	0	0
Preferred stock, shares authorized	1,750,001	1,750,001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0